Net borrowings - Net borrowings by currency (Parenthetical) (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019
Turkish lira
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents in cash-pooling arrangements	£ 100	£ 122